Events after the reporting date	6 Months Ended
Jun. 30, 2024
Events after the reporting date [Abstract]
Events after the reporting date
14.	Events after the reporting date

In Q3 2024, Dr. Velichka “Villy” Valcheva, MD, MSc. was promoted to Chief Executive Officer of the Company. Dr. Valcheva succeeds PD Dr. med. Theis Terwey, co-founder of GH Research.